Offerings - Offering: 1	Aug. 19, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value
Fee Rate	0.01531%
Offering Note	1 An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. Includes rights to acquire Ordinary Shares of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration feet.